Loans and Financing - Schedule of Loans and financing (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Borrowings	R$ 2,837,022	R$ 2,081,897	R$ 40,827
Current portion of debt [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	777,702	22,534
Non-current portion of debt [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	2,059,320	2,059,363
Obligations to FIDC AR senior quota holders [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	2,064,333	2,065,026
Obligations to FIDC TAPSO senior quota holders [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	10,238
Loans with private entities [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	R$ 758,027
June /20, December /20 [member] | Obligations to FIDC AR senior quota holders [member] | 106.8% of CDI Rate [member] | Current portion of debt [member]
Disclosure of detailed information about borrowings [line items]
Average annual interest rate %	106.80%
Maturity	Jun/20, Dec/20
Borrowings	R$ 6,408	8,695
June /20, December /20 [member] | Obligations to FIDC AR senior quota holders [member] | 106.8% of CDI Rate [member] | Non-current portion of debt [member]
Disclosure of detailed information about borrowings [line items]
Average annual interest rate %	106.80%
Maturity	Jun/20, Dec/20
Borrowings	R$ 2,057,925	2,056,331
September /19 [member] | Obligations to FIDC TAPSO senior quota holders [member] | 118.0% of CDI Rate [member] | Current portion of debt [member]
Disclosure of detailed information about borrowings [line items]
Average annual interest rate %	118.00%
Maturity	Sep/19
Borrowings	R$ 10,238
February /19 [member] | Leasing [member] | CDI Rate + 2.1% per year [member] | Current portion of debt [member]
Disclosure of detailed information about borrowings [line items]
Average annual interest rate %	2.10%
Maturity	Feb/19
Borrowings	R$ 783	10,476
February /19 [member] | Leasing [member] | CDI Rate + 2.1% per year [member] | Non-current portion of debt [member]
Disclosure of detailed information about borrowings [line items]
Average annual interest rate %	2.10%
Maturity	Feb/19
Borrowings		2,041
July /20 [member] | Leasing [member] | 7.1% per year [member] | Current portion of debt [member]
Disclosure of detailed information about borrowings [line items]
Average annual interest rate %	7.10%
Maturity	Jul/20
Borrowings	R$ 1,496
July /20 [member] | Leasing [member] | 7.1% per year [member] | Non-current portion of debt [member]
Disclosure of detailed information about borrowings [line items]
Average annual interest rate %	7.10%
Maturity	Jul/20
Borrowings	R$ 1,395
July /19 [member] | Finame [member] | UMBNDES + 4.0% per year [member] | Current portion of debt [member]
Disclosure of detailed information about borrowings [line items]
Average annual interest rate %	4.00%
Maturity	Jul/19
Borrowings	R$ 750	3,363
July /19 [member] | Finame [member] | UMBNDES + 4.0% per year [member] | Non-current portion of debt [member]
Disclosure of detailed information about borrowings [line items]
Average annual interest rate %	4.00%
Maturity	Jul/19
Borrowings		R$ 991
October /19 [member] | Loans with private entities [member] | 103.0% of CDI Rate [member] | Current portion of debt [member]
Disclosure of detailed information about borrowings [line items]
Average annual interest rate %	103.00%
Maturity	Oct/19
Borrowings	R$ 758,027